Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Dates
Interest Period of the Class A-1, A-2B Notes (from... to)
Collection Period (from... to)
34
15-May-2018
Distribution Date
30-Apr-2018
1-Apr-2018
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
11-May-2018
Record Date
14-May-2018
30
29
15-May-2018
16-Apr-2018
15-May-2018
15-Apr-2018
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
369,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
323,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
215,000,000.00
0.000000
127,016,297.16
20,285,847.82
106,730,449.34
Class A-3 Notes
45.939236
441,580,000.00
0.241701
157,000,000.00
0.00
157,000,000.00
Class A-4 Notes
0.000000
157,000,000.00
1.000000
284,016,297.16
263,730,449.34
20,285,847.82
Total Note Balance
1,505,580,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
12,069,810.48
38,604,702.13
322,620,999.29
38,604,702.13
Pool Balance
335,646,831.82
314,404,961.95
1,616,945,465.46
1,544,188,085.19
72,757,380.27
13,025,832.53
302,335,151.47
38,608,085.19
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,604,702.13
2.50%
2.50%
38,608,085.19
2.50%
38,604,702.13
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.390000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
0.820000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
2.166880%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.340000%
141,834.87
0.321199
20,427,682.69
46.260435
Class A-4 Notes
1.750000%
228,958.33
1.458333
228,958.33
1.458333
$20,656,641.02
Total
$370,793.20

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
22,158,569.18
Recoveries
0.00
21,168,072.88
22,158,569.18
18,265.35
132,884.64
820,252.62
19,093.69
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
279,705.69
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
370,793.20
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
20,285,847.82
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
22,158,569.18
1,222,222.47
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
279,705.69
279,705.69
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
370,793.20
370,793.20
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
141,834.87
0.00
141,834.87
thereof on Class A-4 Notes
228,958.33
0.00
228,958.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
370,793.20
370,793.20
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
20,285,847.82
0.00
20,285,847.82
Aggregate Principal Distributable Amount
20,285,847.82
20,285,847.82
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,860,470.21
0.00
0.00
3,860,470.21
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
16,089.17
3,004.52
3,004.52
3,004.52
19,093.69
3,860,470.21
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Pool Statistics
Principal Gross Losses
Pool Data
1,616,945,465.46
2.86%
25.40
42.72
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
335,646,831.82
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
6,620,096.86
0.00
73,796.99
314,404,961.95
22,876
23,642
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
51,910
14,547,976.02
2.83%
54.86
Pool Factor
19.44%
10.12

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
314,404,961.95
22,876
100.00%
91-120 Days Delinquent
4
0.01%
27,969.84
61-90 Days Delinquent
31
0.24%
759,561.97
31-60 Days Delinquent
92
0.54%
1,686,150.97
Current
99.21%
311,931,279.17
22,749
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
8,695.47
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.055%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.277%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
4,591,210.63
(74,924.83)
Principal Net Loss / (Gain)
Principal Recoveries
130,456.47
6,349,339.66
Principal Net Liquidation Proceeds
18,265.35
2,920,563.24
Principal Gross Losses
73,796.99
13,861,113.53
5
528
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.284%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.028%
(0.123%)
0.593%